Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
Total			$38,055,089,950
OSFI Covered Bond Limit			$44,111,787,560
Weighted average maturity of Outstanding Covered Bonds (months)				37.25
Weighted average remaining term of Loans in Cover Pool (months)				25.67
Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Negative
Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-
Description of Ratings Triggers(2) (3)
A. Party Replacement
If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+
(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A
(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A
Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$38,055,089,950

A = lower of (i) LTV Adjusted True Balance, and	$46,046,703,041	A (i)	$49,512,526,103
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$46,046,703,041
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$624,806,333
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$45,421,896,708

Valuation Calculation

Trading Value of Covered Bonds	$40,900,918,717

A = LTV Adjusted Present Value	$49,480,312,975	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.74%
B = Principal Receipts	-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$49,480,312,975

Intercompany Loan Balance

Guarantee Loan	$41,093,464,454
Demand Loan	$8,402,176,244
Total	$49,495,640,698

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
March 31, 2017	$194,063	0.00%

Cover Pool Flow of Funds

	31-Mar-2017		28-Feb-2017
Cash Inflows
Principal Receipts	$845,346,189		$647,709,506
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$118,152,253		$107,872,415
Swap receipts	$91,038,163	(1)	$82,854,056	(2)
Cash Outflows
Swap payment	($118,152,253)	(1)	($107,872,415)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($90,856,086)	(1)	($82,688,348)	(2)
Intercompany Loan principal	($845,346,189)	(1)	($647,709,506)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$182,076		$165,708

(1) Cash settlement to occur on April 17, 2017
(2) Cash settlement occured on March 17, 2017

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Summary Statistics

Previous Month Ending Balance	$50,374,702,878
Current Month Ending Balance	$49,529,162,626
Number of Mortgages in Pool	322,494
Average Mortgage Size	$153,582
Ten Largest Mortgages as a % of Current Month Ending Balance	0.06%
Number of Properties	258,883
Number of Borrowers	250,453
	Original	(1)	Indexed	(2)
Weighted Average LTV - Authorized	70.79%		54.47%
Weighted Average LTV - Drawn	61.10%		47.24%
Weighted Average LTV - Original Authorized	73.24%
Weighted Average Mortgage Rate	2.64%
Weighted Average Seasoning (Months)	28.08
Weighted Average Original Term (Months)	53.76
Weighted Average Remaining Term (Months)	25.67

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	321,838	99.80	$49,426,948,684	99.79
30 to 59 days past due	263	0.08	$41,610,264	0.08
60 to 89 days past due	89	0.03	$14,450,152	0.03
90 or more days past due	304	0.09	$46,153,527	0.09
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	40,172	12.46	$7,006,829,426	14.15
British Columbia	60,153	18.65	$11,642,623,055	23.51
Manitoba	13,153	4.08	$1,492,014,542	3.01
New Brunswick	6,046	1.87	$501,825,527	1.01
Newfoundland and Labrador	3,806	1.18	$449,710,691	0.91
Northwest Territories	39	0.01	$5,191,721	0.01
Nova Scotia	9,772	3.03	$953,176,975	1.92
Nunavut	2	0.00	$58,006	0.00
Ontario	129,398	40.12	$20,784,340,514	41.96
Prince Edward Island	1,232	0.38	$106,049,005	0.21
Quebec	46,857	14.53	$5,034,777,301	10.17
Saskatchewan	11,694	3.63	$1,523,894,963	3.08
Yukon	170	0.05	$28,670,900	0.06
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	246	0.08	$32,499,027	0.07
499 and below	1,010	0.31	$144,749,092	0.29
500 - 539	839	0.26	$128,557,985	0.26
540 - 559	651	0.20	$100,629,374	0.20
560 - 579	869	0.27	$133,890,884	0.27
580 - 599	1,501	0.47	$228,072,544	0.46
600 - 619	2,300	0.71	$380,084,198	0.77
620 - 639	3,739	1.16	$620,661,060	1.25
640 - 659	5,932	1.84	$964,902,197	1.95
660 - 679	9,160	2.84	$1,475,191,181	2.98
680 - 699	13,053	4.05	$2,138,549,861	4.32
700 - 719	16,304	5.06	$2,636,433,787	5.32
720 - 739	18,926	5.87	$3,053,184,158	6.16
740 - 759	20,595	6.39	$3,324,905,684	6.71
760 - 779	22,691	7.04	$3,643,065,457	7.36
780 - 799	26,218	8.13	$4,243,637,062	8.57
800 and above	178,460	55.34	$26,280,149,076	53.06
Total	322,494	100.00	$49,529,162,626	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	233,118	72.29	$33,906,865,271	68.46
Variable	89,376	27.71	$15,622,297,355	31.54
Total	322,494	100.00	$49,529,162,626	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	54,777	16.99	$10,040,332,154	20.27
Homeline Mortgage Segment	267,717	83.01	$39,488,830,472	79.73
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	27,825	8.63	$4,348,728,558	8.78
Owner Occupied	294,669	91.37	$45,180,434,068	91.22
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	3,237	1.00	$871,613,185	1.76
2.0000% - 2.4999%	120,742	37.44	$20,261,292,970	40.91
2.5000% - 2.9999%	131,444	40.76	$20,243,143,311	40.87
3.0000% - 3.4999%	45,927	14.24	$5,807,416,902	11.73
3.5000% - 3.9999%	16,935	5.25	$1,869,775,211	3.78
4.0000% - 4.4999%	2,600	0.81	$320,612,596	0.65
4.5000% - 4.9999%	204	0.06	$22,000,017	0.04
5.0000% - 5.4999%	247	0.08	$23,652,664	0.05
5.5000% - 5.9999%	85	0.03	$7,498,299	0.02
6.0000% - 6.4999%	40	0.01	$4,153,244	0.01
6.5000% - 6.9999%	320	0.10	$28,599,798	0.06
7.0000% and above	713	0.22	$69,404,429	0.14
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	74,043	22.96	$10,424,915,369	21.05
12.00 - 23.99	83,291	25.83	$12,735,251,473	25.71
24.00 - 35.99	78,475	24.33	$12,464,852,645	25.17
36.00 - 47.99	64,481	19.99	$10,623,810,974	21.45
48.00 - 59.99	19,862	6.16	$2,922,793,195	5.90
60.00 - 71.99	1,398	0.43	$213,063,498	0.43
72.00 - 83.99	665	0.21	$100,990,268	0.20
84.00 - 119.99	279	0.09	$43,485,205	0.09
120.00 and above	0	0.00	$0	0.00
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	42,377	13.14	$6,148,430,322	12.41
12.00 - 23.99	93,198	28.90	$14,662,836,318	29.60
24.00 - 35.99	81,520	25.28	$13,408,473,066	27.07
36.00 - 59.99	103,620	32.13	$15,112,354,597	30.51
60.00 and above	1,779	0.55	$197,068,323	0.40
Total	322,494	100.00	$49,529,162,626	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	138,902	43.07	$7,171,850,034	14.48
100,000 - 149,999	57,013	17.68	$7,068,547,533	14.27
150,000 - 199,999	42,712	13.24	$7,417,271,832	14.98
200,000 - 249,999	29,251	9.07	$6,535,074,339	13.19
250,000 - 299,999	19,104	5.92	$5,217,037,822	10.53
300,000 - 349,999	11,997	3.72	$3,874,512,661	7.82
350,000 - 399,999	7,566	2.35	$2,824,590,712	5.70
400,000 - 449,999	4,774	1.48	$2,021,496,289	4.08
450,000 - 499,999	3,151	0.98	$1,490,751,777	3.01
500,000 - 549,999	1,968	0.61	$1,029,803,398	2.08
550,000 - 599,999	1,344	0.42	$770,861,256	1.56
600,000 - 649,999	980	0.30	$611,443,593	1.23
650,000 - 699,999	699	0.22	$471,266,437	0.95
700,000 - 749,999	538	0.17	$389,553,076	0.79
750,000 - 799,999	438	0.14	$338,727,633	0.68
800,000 - 849,999	331	0.10	$273,001,272	0.55
850,000 - 899,999	305	0.09	$267,027,346	0.54
900,000 - 949,999	239	0.07	$221,411,717	0.45
950,000 - 999,999	177	0.05	$172,156,493	0.35
1,000,000 and above	1,005	0.31	$1,362,777,405	2.75
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	29,746	9.22	$4,388,516,988	8.86
Detached	259,370	80.43	$39,918,275,466	80.60
Duplex	4,549	1.41	$647,169,176	1.31
Fourplex	1,078	0.33	$194,006,723	0.39
Other	909	0.28	$136,329,702	0.28
Row (Townhouse)	14,162	4.39	$2,224,084,866	4.49
Semi-detached	11,605	3.60	$1,853,468,904	3.74
Triplex	1,075	0.33	$167,310,803	0.34
Total	322,494	100.00	$49,529,162,626	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,018	5.41	$874,837,660	1.77
20.01 - 25.00	5,401	2.09	$651,310,643	1.32
25.01 - 30.00	7,452	2.88	$1,031,673,201	2.08
30.01 - 35.00	11,570	4.47	$1,858,676,152	3.75
35.01 - 40.00	17,370	6.71	$3,078,581,127	6.22
40.01 - 45.00	23,482	9.07	$4,657,649,026	9.40
45.01 - 50.00	28,156	10.88	$6,039,167,671	12.19
50.01 - 55.00	34,624	13.37	$7,051,359,086	14.24
55.01 - 60.00	32,227	12.45	$6,873,898,238	13.88
60.01 - 65.00	29,522	11.40	$5,874,790,968	11.86
65.01 - 70.00	17,807	6.88	$3,618,413,552	7.31
70.01 - 75.00	13,725	5.30	$2,811,392,632	5.68
75.01 - 80.00	18,207	7.03	$3,878,914,322	7.83
> 80.00	5,322	2.06	$1,228,498,348	2.48
Total	258,883	100.00	$49,529,162,626	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	39,137	15.12	$2,900,306,657	5.86
20.01 - 25.00	14,938	5.77	$2,002,382,982	4.04
25.01 - 30.00	16,827	6.50	$2,669,613,910	5.39
30.01 - 35.00	19,321	7.46	$3,572,993,718	7.21
35.01 - 40.00	21,852	8.44	$4,595,888,995	9.28
40.01 - 45.00	23,657	9.14	$5,344,188,805	10.79
45.01 - 50.00	26,002	10.04	$6,049,297,552	12.21
50.01 - 55.00	26,233	10.13	$6,074,200,337	12.26
55.01 - 60.00	23,407	9.04	$5,396,100,510	10.89
60.01 - 65.00	18,414	7.11	$4,127,274,535	8.33
65.01 - 70.00	11,219	4.33	$2,553,642,483	5.16
70.01 - 75.00	9,524	3.68	$2,244,648,606	4.53
75.01 - 80.00	7,379	2.85	$1,757,630,450	3.55
> 80.00	973	0.38	$240,993,087	0.49
Total	258,883	100.00	$49,529,162,626	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$218,423,204	$141,246	$0	$178,436	$218,742,887
	20.01 - 25.00	$145,040,050	$0	$209,172	$0	$145,249,222
	25.01 - 30.00	$206,021,371	$0	$116,026	$0	$206,137,397
	30.01 - 35.00	$253,607,754	$156,904	$0	$203,715	$253,968,373
	35.01 - 40.00	$338,208,694	$410,315	$0	$447,069	$339,066,078
	40.01 - 45.00	$412,843,768	$410,537	$299,711	$3,863,710	$417,417,725
	45.01 - 50.00	$531,322,677	$812,877	$283,954	$2,863,446	$535,282,955
	50.01 - 55.00	$693,005,288	$733,998	$555,291	$1,314,064	$695,608,642
	55.01 - 60.00	$835,636,502	$1,496,791	$108,934	$742,957	$837,985,185
	60.01 - 65.00	$895,463,251	$1,767,939	$586,882	$3,015,821	$900,833,893
	65.01 - 70.00	$892,935,503	$1,348,098	$156,273	$2,087,592	$896,527,466
	70.01 - 75.00	$787,293,987	$1,123,411	$947,734	$983,272	$790,348,404
	75.01 - 80.00	$621,658,057	$355,080	$0	$2,368,887	$624,382,024
	> 80.00	$144,951,117	$211,566	$0	$116,492	$145,279,175
Total Alberta		$6,976,411,223	$8,968,762	$3,263,979	$18,185,461	$7,006,829,426

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$967,291,124	$390,082	$31,636	$0	$967,712,842
	20.01 - 25.00	$646,432,878	$837,049	$0	$0	$647,269,927
	25.01 - 30.00	$848,258,690	$820,598	$0	$477,738	$849,557,026
	30.01 - 35.00	$1,123,434,845	$747,016	$674,048	$777,022	$1,125,632,931
	35.01 - 40.00	$1,444,028,018	$0	$1,070,327	$886,806	$1,445,985,151
	40.01 - 45.00	$1,697,240,870	$544,010	$434,167	$394,693	$1,698,613,741
	45.01 - 50.00	$1,782,200,905	$1,580,180	$698,797	$2,323,046	$1,786,802,928
	50.01 - 55.00	$1,454,612,046	$1,259,358	$734,479	$1,460,108	$1,458,065,991
	55.01 - 60.00	$938,899,583	$1,175,581	$395,460	$641,623	$941,112,247
	60.01 - 65.00	$524,272,753	$651,933	$123,506	$0	$525,048,192
	65.01 - 70.00	$142,673,995	$143,169	$0	$0	$142,817,164
	70.01 - 75.00	$32,302,390	$0	$0	$0	$32,302,390
	75.01 - 80.00	$20,683,001	$0	$0	$0	$20,683,001
	> 80.00	$1,019,525	$0	$0	$0	$1,019,525
Total British Columbia		$11,623,350,623	$8,148,976	$4,162,421	$6,961,035	$11,642,623,055

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$44,413,678	$10,842	$76,441	$0	$44,500,961
	20.01 - 25.00	$31,247,719	$69,075	$0	$0	$31,316,794
	25.01 - 30.00	$41,829,179	$0	$0	$2,568	$41,831,747
	30.01 - 35.00	$55,015,618	$0	$19,494	$0	$55,035,111
	35.01 - 40.00	$66,377,922	$72,671	$0	$0	$66,450,593
	40.01 - 45.00	$94,180,986	$0	$0	$0	$94,180,986
	45.01 - 50.00	$118,301,798	$58,799	$95,036	$116,090	$118,571,723
	50.01 - 55.00	$152,882,537	$91,999	$0	$381,114	$153,355,651
	55.01 - 60.00	$182,323,731	$226,582	$221,276	$387,805	$183,159,394
	60.01 - 65.00	$180,058,763	$230,486	$349,490	$129,859	$180,768,598
	65.01 - 70.00	$169,662,642	$201,668	$282,118	$377,247	$170,523,675
	70.01 - 75.00	$198,494,838	$153,966	$222,721	$339,724	$199,211,249
	75.01 - 80.00	$149,085,273	$219,997	$0	$492,359	$149,797,629
	> 80.00	$3,310,433	$0	$0	$0	$3,310,433
Total Manitoba		$1,487,185,117	$1,336,084	$1,266,575	$2,226,766	$1,492,014,542

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$19,851,324	$0	$0	$11,936	$19,863,260
	20.01 - 25.00	$12,609,389	$0	$0	$36,256	$12,645,645
	25.01 - 30.00	$17,915,804	$0	$0	$0	$17,915,804
	30.01 - 35.00	$26,869,640	$214,950	$0	$63,637	$27,148,227
	35.01 - 40.00	$33,894,873	$0	$127,044	$0	$34,021,917
	40.01 - 45.00	$46,104,753	$0	$31,583	$99,350	$46,235,686
	45.01 - 50.00	$67,017,196	$54,011	$168,652	$43,995	$67,283,855
	50.01 - 55.00	$82,756,681	$79,235	$105,725	$374,958	$83,316,599
	55.01 - 60.00	$82,794,779	$503,509	$0	$0	$83,298,288
	60.01 - 65.00	$80,664,625	$104,465	$0	$340,689	$81,109,780
	65.01 - 70.00	$25,490,385	$0	$0	$0	$25,490,385
	70.01 - 75.00	$1,851,151	$0	$0	$54,499	$1,905,651
	75.01 - 80.00	$1,590,432	$0	$0	$0	$1,590,432
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$499,411,032	$956,171	$433,004	$1,025,320	$501,825,527

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$17,544,110	$0	$0	$0	$17,544,110
Labrador	20.01 - 25.00	$10,428,698	$0	$0	$0	$10,428,698
	25.01 - 30.00	$14,492,599	$0	$0	$0	$14,492,599
	30.01 - 35.00	$21,215,397	$0	$0	$22,951	$21,238,348
	35.01 - 40.00	$32,426,736	$0	$0	$0	$32,426,736
	40.01 - 45.00	$32,585,898	$0	$0	$0	$32,585,898
	45.01 - 50.00	$55,870,888	$86,968	$0	$0	$55,957,856
	50.01 - 55.00	$73,592,481	$0	$0	$0	$73,592,481
	55.01 - 60.00	$83,836,909	$227,110	$174,314	$0	$84,238,333
	60.01 - 65.00	$76,954,478	$264,453	$238,390	$0	$77,457,321
	65.01 - 70.00	$28,093,573	$0	$0	$0	$28,093,573
	70.01 - 75.00	$874,560	$0	$0	$0	$874,560
	75.01 - 80.00	$780,178	$0	$0	$0	$780,178
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$448,696,505	$578,531	$412,704	$22,951	$449,710,691

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$600,253	$0	$0	$0	$600,253
Territories	20.01 - 25.00	$458,183	$0	$0	$0	$458,183
	25.01 - 30.00	$592,172	$0	$0	$0	$592,172
	30.01 - 35.00	$432,999	$0	$0	$0	$432,999
	35.01 - 40.00	$458,233	$0	$0	$0	$458,233
	40.01 - 45.00	$198,265	$0	$0	$224,726	$422,992
	45.01 - 50.00	$1,155,632	$0	$0	$0	$1,155,632
	50.01 - 55.00	$549,334	$0	$0	$0	$549,334
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$521,924	$0	$0	$0	$521,924
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$4,966,994	$0	$0	$224,726	$5,191,721

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$29,419,227	$51,354	$22,530	$55,011	$29,548,122
	20.01 - 25.00	$21,096,583	$0	$0	$0	$21,096,583
	25.01 - 30.00	$30,617,931	$0	$0	$0	$30,617,931
	30.01 - 35.00	$36,630,526	$0	$0	$56,349	$36,686,875
	35.01 - 40.00	$46,217,425	$170,048	$109,656	$186,614	$46,683,742
	40.01 - 45.00	$58,304,261	$18,796	$0	$641,968	$58,965,025
	45.01 - 50.00	$82,855,082	$0	$0	$373,837	$83,228,919
	50.01 - 55.00	$101,155,422	$220,409	$0	$247,469	$101,623,300
	55.01 - 60.00	$110,252,491	$1,215,935	$0	$276,196	$111,744,622
	60.01 - 65.00	$114,459,409	$58,802	$0	$66,983	$114,585,194
	65.01 - 70.00	$88,847,877	$678,858	$0	$0	$89,526,735
	70.01 - 75.00	$109,555,349	$0	$0	$95,627	$109,650,975
	75.01 - 80.00	$93,024,032	$0	$164,637	$456,231	$93,644,900
	> 80.00	$25,429,009	$0	$0	$145,044	$25,574,053
Total Nova Scotia		$947,864,622	$2,414,202	$296,823	$2,601,328	$953,176,975

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$58,006	$0	$0	$0	$58,006
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$58,006	$0	$0	$0	$58,006

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,393,994,225	$1,045,625	$3,452	$65,365	$1,395,108,667
	20.01 - 25.00	$984,757,819	$669,680	$40,982	$4,838	$985,473,318
	25.01 - 30.00	$1,297,106,189	$850,954	$67,195	$0	$1,298,024,338
	30.01 - 35.00	$1,788,253,996	$624,710	$351,788	$462,256	$1,789,692,750
	35.01 - 40.00	$2,295,976,490	$1,935,657	$854,402	$384,397	$2,299,150,945
	40.01 - 45.00	$2,566,456,002	$2,053,623	$861,217	$884,340	$2,570,255,181
	45.01 - 50.00	$2,828,973,980	$1,850,956	$260,272	$326,038	$2,831,411,246
	50.01 - 55.00	$2,750,557,975	$1,198,364	$611,632	$819,260	$2,753,187,230
	55.01 - 60.00	$2,302,153,763	$1,131,202	$918,741	$500,243	$2,304,703,950
	60.01 - 65.00	$1,420,937,557	$980,920	$0	$223,907	$1,422,142,383
	65.01 - 70.00	$574,677,677	$426,925	$0	$283,568	$575,388,169
	70.01 - 75.00	$345,594,756	$673,840	$0	$170,147	$346,438,743
	75.01 - 80.00	$211,237,752	$0	$0	$0	$211,237,752
	> 80.00	$2,125,840	$0	$0	$0	$2,125,840
Total Ontario		$20,762,804,021	$13,442,455	$3,969,680	$4,124,357	$20,784,340,514

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$4,801,548	$0	$0	$0	$4,801,548
Island	20.01 - 25.00	$4,127,349	$0	$0	$0	$4,127,349
	25.01 - 30.00	$4,496,306	$0	$0	$0	$4,496,306
	30.01 - 35.00	$6,016,151	$0	$0	$0	$6,016,151
	35.01 - 40.00	$7,327,672	$0	$0	$0	$7,327,672
	40.01 - 45.00	$10,098,616	$0	$0	$60,022	$10,158,638
	45.01 - 50.00	$12,614,259	$32,929	$0	$0	$12,647,188
	50.01 - 55.00	$19,395,797	$0	$0	$0	$19,395,797
	55.01 - 60.00	$16,313,117	$0	$0	$0	$16,313,117
	60.01 - 65.00	$12,883,365	$0	$0	$0	$12,883,365
	65.01 - 70.00	$6,629,109	$106,082	$0	$0	$6,735,191
	70.01 - 75.00	$850,117	$0	$0	$0	$850,117
	75.01 - 80.00	$296,567	$0	$0	$0	$296,567
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$105,849,973	$139,010	$0	$60,022	$106,049,005

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$151,247,328	$23,758	$0	$1,998	$151,273,083
	20.01 - 25.00	$103,523,663	$69,890	$0	$0	$103,593,553
	25.01 - 30.00	$141,100,722	$225,537	$0	$509,138	$141,835,396
	30.01 - 35.00	$184,771,522	$0	$0	$12,752	$184,784,274
	35.01 - 40.00	$221,970,361	$52,360	$21,518	$136,994	$222,181,232
	40.01 - 45.00	$272,457,161	$102,138	$0	$0	$272,559,298
	45.01 - 50.00	$351,472,103	$31,294	$0	$0	$351,503,396
	50.01 - 55.00	$439,364,663	$804,592	$0	$666,282	$440,835,537
	55.01 - 60.00	$544,163,298	$278,987	$0	$500,663	$544,942,948
	60.01 - 65.00	$590,721,015	$164,101	$0	$1,310,591	$592,195,708
	65.01 - 70.00	$556,970,955	$766,774	$0	$971,091	$558,708,820
	70.01 - 75.00	$754,975,352	$500,482	$0	$599,493	$756,075,328
	75.01 - 80.00	$648,055,688	$478,357	$379,421	$1,691,201	$650,604,666
	> 80.00	$63,684,062	$0	$0	$0	$63,684,062
Total Quebec		$5,024,477,890	$3,498,269	$400,939	$6,400,203	$5,034,777,301

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$49,318,233	$0	$0	$0	$49,318,233
	20.01 - 25.00	$39,026,665	$0	$0	$227,542	$39,254,207
	25.01 - 30.00	$62,596,787	$0	$0	$0	$62,596,787
	30.01 - 35.00	$70,582,823	$155,586	$0	$93,804	$70,832,213
	35.01 - 40.00	$100,299,722	$355,154	$0	$23,666	$100,678,542
	40.01 - 45.00	$140,473,550	$81,768	$177,405	$278,287	$141,011,011
	45.01 - 50.00	$196,938,059	$81,906	$0	$1,017,814	$198,037,779
	50.01 - 55.00	$285,617,734	$802,748	$0	$1,148,632	$287,569,114
	55.01 - 60.00	$285,209,311	$229,675	$0	$570,400	$286,009,386
	60.01 - 65.00	$216,693,671	$305,741	$66,622	$885,393	$217,951,427
	65.01 - 70.00	$58,955,954	$0	$0	$75,818	$59,031,772
	70.01 - 75.00	$6,991,191	$0	$0	$0	$6,991,191
	75.01 - 80.00	$4,613,300	$0	$0	$0	$4,613,300
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,517,317,001	$2,012,578	$244,027	$4,321,357	$1,523,894,963

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,292,692	$0	$0	$0	$1,292,692
	20.01 - 25.00	$1,469,503	$0	$0	$0	$1,469,503
	25.01 - 30.00	$1,401,182	$115,224	$0	$0	$1,516,406
	30.01 - 35.00	$1,467,461	$0	$0	$0	$1,467,461
	35.01 - 40.00	$1,458,154	$0	$0	$0	$1,458,154
	40.01 - 45.00	$1,782,623	$0	$0	$0	$1,782,623
	45.01 - 50.00	$7,414,077	$0	$0	$0	$7,414,077
	50.01 - 55.00	$7,100,661	$0	$0	$0	$7,100,661
	55.01 - 60.00	$2,593,041	$0	$0	$0	$2,593,041
	60.01 - 65.00	$1,776,750	$0	$0	$0	$1,776,750
	65.01 - 70.00	$799,534	$0	$0	$0	$799,534
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$28,555,676	$115,224	$0	$0	$28,670,900

Grand Total		$49,426,948,684	$41,610,264	$14,450,152	$46,153,527	$49,529,162,626

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.44	0.00	0.00	0.00	0.44
	20.01 - 25.00	0.29	0.00	0.00	0.00	0.29
	25.01 - 30.00	0.42	0.00	0.00	0.00	0.42
	30.01 - 35.00	0.51	0.00	0.00	0.00	0.51
	35.01 - 40.00	0.68	0.00	0.00	0.00	0.68
	40.01 - 45.00	0.83	0.00	0.00	0.01	0.84
	45.01 - 50.00	1.07	0.00	0.00	0.01	1.08
	50.01 - 55.00	1.40	0.00	0.00	0.00	1.40
	55.01 - 60.00	1.69	0.00	0.00	0.00	1.69
	60.01 - 65.00	1.81	0.00	0.00	0.01	1.82
	65.01 - 70.00	1.80	0.00	0.00	0.00	1.81
	70.01 - 75.00	1.59	0.00	0.00	0.00	1.60
	75.01 - 80.00	1.26	0.00	0.00	0.00	1.26
	> 80.00	0.29	0.00	0.00	0.00	0.29
Total Alberta		14.09	0.02	0.01	0.04	14.15

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.95	0.00	0.00	0.00	1.95
	20.01 - 25.00	1.31	0.00	0.00	0.00	1.31
	25.01 - 30.00	1.71	0.00	0.00	0.00	1.72
	30.01 - 35.00	2.27	0.00	0.00	0.00	2.27
	35.01 - 40.00	2.92	0.00	0.00	0.00	2.92
	40.01 - 45.00	3.43	0.00	0.00	0.00	3.43
	45.01 - 50.00	3.60	0.00	0.00	0.00	3.61
	50.01 - 55.00	2.94	0.00	0.00	0.00	2.94
	55.01 - 60.00	1.90	0.00	0.00	0.00	1.90
	60.01 - 65.00	1.06	0.00	0.00	0.00	1.06
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.07	0.00	0.00	0.00	0.07
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		23.47	0.02	0.01	0.01	23.51

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.19	0.00	0.00	0.00	0.19
	45.01 - 50.00	0.24	0.00	0.00	0.00	0.24
	50.01 - 55.00	0.31	0.00	0.00	0.00	0.31
	55.01 - 60.00	0.37	0.00	0.00	0.00	0.37
	60.01 - 65.00	0.36	0.00	0.00	0.00	0.36
	65.01 - 70.00	0.34	0.00	0.00	0.00	0.34
	70.01 - 75.00	0.40	0.00	0.00	0.00	0.40
	75.01 - 80.00	0.30	0.00	0.00	0.00	0.30
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		3.00	0.00	0.00	0.00	3.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.14	0.00	0.00	0.00	0.14
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.16	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.01	0.00	0.00	0.00	1.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.16	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.91	0.00	0.00	0.00	0.91

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.09	0.00	0.00	0.00	0.09
	40.01 - 45.00	0.12	0.00	0.00	0.00	0.12
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.17
	50.01 - 55.00	0.20	0.00	0.00	0.00	0.21
	55.01 - 60.00	0.22	0.00	0.00	0.00	0.23
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.18	0.00	0.00	0.00	0.18
	70.01 - 75.00	0.22	0.00	0.00	0.00	0.22
	75.01 - 80.00	0.19	0.00	0.00	0.00	0.19
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Nova Scotia		1.91	0.00	0.00	0.01	1.92

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	2.81	0.00	0.00	0.00	2.82
	20.01 - 25.00	1.99	0.00	0.00	0.00	1.99
	25.01 - 30.00	2.62	0.00	0.00	0.00	2.62
	30.01 - 35.00	3.61	0.00	0.00	0.00	3.61
	35.01 - 40.00	4.64	0.00	0.00	0.00	4.64
	40.01 - 45.00	5.18	0.00	0.00	0.00	5.19
	45.01 - 50.00	5.71	0.00	0.00	0.00	5.72
	50.01 - 55.00	5.55	0.00	0.00	0.00	5.56
	55.01 - 60.00	4.65	0.00	0.00	0.00	4.65
	60.01 - 65.00	2.87	0.00	0.00	0.00	2.87
	65.01 - 70.00	1.16	0.00	0.00	0.00	1.16
	70.01 - 75.00	0.70	0.00	0.00	0.00	0.70
	75.01 - 80.00	0.43	0.00	0.00	0.00	0.43
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Ontario		41.92	0.03	0.01	0.01	41.96

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.31	0.00	0.00	0.00	0.31
	20.01 - 25.00	0.21	0.00	0.00	0.00	0.21
	25.01 - 30.00	0.28	0.00	0.00	0.00	0.29
	30.01 - 35.00	0.37	0.00	0.00	0.00	0.37
	35.01 - 40.00	0.45	0.00	0.00	0.00	0.45
	40.01 - 45.00	0.55	0.00	0.00	0.00	0.55
	45.01 - 50.00	0.71	0.00	0.00	0.00	0.71
	50.01 - 55.00	0.89	0.00	0.00	0.00	0.89
	55.01 - 60.00	1.10	0.00	0.00	0.00	1.10
	60.01 - 65.00	1.19	0.00	0.00	0.00	1.20
	65.01 - 70.00	1.12	0.00	0.00	0.00	1.13
	70.01 - 75.00	1.52	0.00	0.00	0.00	1.53
	75.01 - 80.00	1.31	0.00	0.00	0.00	1.31
	> 80.00	0.13	0.00	0.00	0.00	0.13
Total Quebec		10.14	0.01	0.00	0.01	10.17

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.08	0.00	0.00	0.00	0.08
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.14	0.00	0.00	0.00	0.14
	35.01 - 40.00	0.20	0.00	0.00	0.00	0.20
	40.01 - 45.00	0.28	0.00	0.00	0.00	0.28
	45.01 - 50.00	0.40	0.00	0.00	0.00	0.40
	50.01 - 55.00	0.58	0.00	0.00	0.00	0.58
	55.01 - 60.00	0.58	0.00	0.00	0.00	0.58
	60.01 - 65.00	0.44	0.00	0.00	0.00	0.44
	65.01 - 70.00	0.12	0.00	0.00	0.00	0.12
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		3.06	0.00	0.00	0.01	3.08

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.06	0.00	0.00	0.00	0.06

Grand Total		99.79	0.08	0.03	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$6,285,903	0.01
	499 and below	$9,178,419	0.02
	500 - 539	$2,265,653	0.00
	540 - 559	$2,607,406	0.01
	560 - 579	$2,851,769	0.01
	580 - 599	$4,587,407	0.01
	600 - 619	$5,992,357	0.01
	620 - 639	$12,328,019	0.02
	640 - 659	$17,447,135	0.04
	660 - 679	$29,728,111	0.06
	680 - 699	$47,592,149	0.10
	700 - 719	$68,584,319	0.14
	720 - 739	$82,522,697	0.17
	740 - 759	$102,944,277	0.21
	760 - 779	$138,207,195	0.28
	780 - 799	$185,840,366	0.38
	800 and above	$2,181,343,476	4.40
Total		$2,900,306,657	5.86

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$2,560,451	0.01
	499 and below	$4,573,248	0.01
	500 - 539	$1,106,144	0.00
	540 - 559	$1,735,497	0.00
	560 - 579	$1,884,402	0.00
	580 - 599	$2,468,905	0.00
	600 - 619	$5,870,288	0.01
	620 - 639	$6,903,256	0.01
	640 - 659	$13,450,880	0.03
	660 - 679	$32,466,110	0.07
	680 - 699	$37,548,755	0.08
	700 - 719	$52,315,764	0.11
	720 - 739	$73,320,969	0.15
	740 - 759	$87,744,565	0.18
	760 - 779	$103,610,066	0.21
	780 - 799	$142,606,535	0.29
	800 and above	$1,432,217,147	2.89
Total		$2,002,382,982	4.04

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,728,616	0.00
	499 and below	$6,666,441	0.01
	500 - 539	$3,241,534	0.01
	540 - 559	$1,590,483	0.00
	560 - 579	$3,905,880	0.01
	580 - 599	$5,975,396	0.01
	600 - 619	$10,203,593	0.02
	620 - 639	$18,520,089	0.04
	640 - 659	$25,341,702	0.05
	660 - 679	$35,117,123	0.07
	680 - 699	$67,044,820	0.14
	700 - 719	$83,420,213	0.17
	720 - 739	$103,547,446	0.21
	740 - 759	$118,606,716	0.24
	760 - 779	$157,020,024	0.32
	780 - 799	$207,889,733	0.42
	800 and above	$1,819,794,100	3.67
Total		$2,669,613,910	5.39

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$2,822,993	0.01
	499 and below	$8,548,209	0.02
	500 - 539	$5,330,375	0.01
	540 - 559	$5,334,151	0.01
	560 - 579	$7,895,469	0.02
	580 - 599	$10,242,535	0.02
	600 - 619	$13,679,757	0.03
	620 - 639	$24,452,212	0.05
	640 - 659	$38,656,514	0.08
	660 - 679	$74,801,495	0.15
	680 - 699	$105,518,603	0.21
	700 - 719	$128,523,900	0.26
	720 - 739	$170,681,641	0.34
	740 - 759	$178,744,985	0.36
	760 - 779	$226,201,295	0.46
	780 - 799	$280,353,565	0.57
	800 and above	$2,291,206,019	4.63
Total		$3,572,993,718	7.21

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,980,491	0.01
	499 and below	$14,608,191	0.03
	500 - 539	$7,452,169	0.02
	540 - 559	$7,042,974	0.01
	560 - 579	$8,641,896	0.02
	580 - 599	$17,052,423	0.03
	600 - 619	$26,792,329	0.05
	620 - 639	$49,676,509	0.10
	640 - 659	$56,665,544	0.11
	660 - 679	$93,857,843	0.19
	680 - 699	$143,538,572	0.29
	700 - 719	$206,925,069	0.42
	720 - 739	$226,336,909	0.46
	740 - 759	$261,548,534	0.53
	760 - 779	$326,924,098	0.66
	780 - 799	$380,057,299	0.77
	800 and above	$2,764,788,144	5.58
Total		$4,595,888,995	9.28

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$5,096,679	0.01
	499 and below	$15,529,461	0.03
	500 - 539	$12,790,198	0.03
	540 - 559	$9,835,698	0.02
	560 - 579	$11,406,679	0.02
	580 - 599	$22,150,283	0.04
	600 - 619	$34,583,008	0.07
	620 - 639	$56,211,706	0.11
	640 - 659	$86,183,513	0.17
	660 - 679	$135,803,654	0.27
	680 - 699	$202,678,190	0.41
	700 - 719	$259,370,372	0.52
	720 - 739	$279,435,637	0.56
	740 - 759	$328,784,159	0.66
	760 - 779	$384,517,895	0.78
	780 - 799	$475,343,188	0.96
	800 and above	$3,024,468,485	6.11
Total		$5,344,188,805	10.79

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$2,896,802	0.01
	499 and below	$19,164,676	0.04
	500 - 539	$18,948,629	0.04
	540 - 559	$11,363,343	0.02
	560 - 579	$18,905,469	0.04
	580 - 599	$28,512,410	0.06
	600 - 619	$51,831,625	0.10
	620 - 639	$76,567,157	0.15
	640 - 659	$117,653,650	0.24
	660 - 679	$177,883,715	0.36
	680 - 699	$260,655,865	0.53
	700 - 719	$305,511,597	0.62
	720 - 739	$369,765,773	0.75
	740 - 759	$430,240,389	0.87
	760 - 779	$457,257,515	0.92
	780 - 799	$551,572,895	1.11
	800 and above	$3,150,566,042	6.36
Total		$6,049,297,552	12.21

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,720,696	0.01
	499 and below	$17,346,345	0.04
	500 - 539	$19,405,931	0.04
	540 - 559	$16,941,978	0.03
	560 - 579	$17,041,399	0.03
	580 - 599	$30,634,658	0.06
	600 - 619	$57,294,996	0.12
	620 - 639	$86,716,706	0.18
	640 - 659	$136,552,056	0.28
	660 - 679	$209,038,777	0.42
	680 - 699	$305,212,654	0.62
	700 - 719	$365,380,318	0.74
	720 - 739	$410,971,803	0.83
	740 - 759	$450,808,160	0.91
	760 - 779	$484,314,737	0.98
	780 - 799	$561,020,768	1.13
	800 and above	$2,902,798,356	5.86
Total		$6,074,200,337	12.26

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,352,358	0.00
	499 and below	$17,172,324	0.03
	500 - 539	$16,050,893	0.03
	540 - 559	$15,505,133	0.03
	560 - 579	$23,053,832	0.05
	580 - 599	$36,528,184	0.07
	600 - 619	$50,260,168	0.10
	620 - 639	$87,308,194	0.18
	640 - 659	$143,996,748	0.29
	660 - 679	$199,718,354	0.40
	680 - 699	$296,520,588	0.60
	700 - 719	$343,737,832	0.69
	720 - 739	$409,642,155	0.83
	740 - 759	$422,027,368	0.85
	760 - 779	$415,659,625	0.84
	780 - 799	$495,464,120	1.00
	800 and above	$2,422,102,634	4.89
Total		$5,396,100,510	10.89

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$1,261,690	0.00
	499 and below	$11,687,757	0.02
	500 - 539	$14,845,798	0.03
	540 - 559	$10,702,649	0.02
	560 - 579	$12,258,516	0.02
	580 - 599	$25,681,059	0.05
	600 - 619	$43,493,486	0.09
	620 - 639	$71,274,132	0.14
	640 - 659	$117,252,125	0.24
	660 - 679	$178,127,073	0.36
	680 - 699	$250,601,437	0.51
	700 - 719	$296,114,348	0.60
	720 - 739	$345,142,561	0.70
	740 - 759	$335,977,870	0.68
	760 - 779	$360,643,038	0.73
	780 - 799	$370,622,203	0.75
	800 and above	$1,681,588,792	3.40
Total		$4,127,274,535	8.33

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,170,240	0.00
	499 and below	$7,508,468	0.02
	500 - 539	$8,052,161	0.02
	540 - 559	$5,954,057	0.01
	560 - 579	$9,632,336	0.02
	580 - 599	$16,699,450	0.03
	600 - 619	$28,441,116	0.06
	620 - 639	$44,398,944	0.09
	640 - 659	$76,933,595	0.16
	660 - 679	$99,677,120	0.20
	680 - 699	$147,995,461	0.30
	700 - 719	$177,418,284	0.36
	720 - 739	$203,714,726	0.41
	740 - 759	$206,990,261	0.42
	760 - 779	$217,548,046	0.44
	780 - 799	$224,125,289	0.45
	800 and above	$1,077,382,929	2.18
Total		$2,553,642,483	5.16

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$438,294	0.00
	499 and below	$6,393,877	0.01
	500 - 539	$7,113,570	0.01
	540 - 559	$6,526,125	0.01
	560 - 579	$8,325,689	0.02
	580 - 599	$11,889,246	0.02
	600 - 619	$25,160,487	0.05
	620 - 639	$39,704,426	0.08
	640 - 659	$58,934,924	0.12
	660 - 679	$90,180,674	0.18
	680 - 699	$115,192,565	0.23
	700 - 719	$163,036,443	0.33
	720 - 739	$167,879,770	0.34
	740 - 759	$177,953,353	0.36
	760 - 779	$186,414,630	0.38
	780 - 799	$201,546,320	0.41
	800 and above	$977,958,212	1.97
Total		$2,244,648,606	4.53

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$183,813	0.00
	499 and below	$6,134,117	0.01
	500 - 539	$11,552,481	0.02
	540 - 559	$5,081,528	0.01
	560 - 579	$7,412,447	0.01
	580 - 599	$13,397,717	0.03
	600 - 619	$23,341,372	0.05
	620 - 639	$37,233,092	0.08
	640 - 659	$65,027,457	0.13
	660 - 679	$97,473,708	0.20
	680 - 699	$134,956,167	0.27
	700 - 719	$153,479,760	0.31
	720 - 739	$178,084,676	0.36
	740 - 759	$196,177,797	0.40
	760 - 779	$162,167,351	0.33
	780 - 799	$151,474,542	0.31
	800 and above	$514,452,426	1.04
Total		$1,757,630,450	3.55

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$237,560	0.00
	500 - 539	$402,448	0.00
	540 - 559	$408,351	0.00
	560 - 579	$675,101	0.00
	580 - 599	$2,252,873	0.00
	600 - 619	$3,139,617	0.01
	620 - 639	$9,366,619	0.02
	640 - 659	$10,806,355	0.02
	660 - 679	$21,317,424	0.04
	680 - 699	$23,494,036	0.05
	700 - 719	$32,615,568	0.07
	720 - 739	$32,137,394	0.06
	740 - 759	$26,357,250	0.05
	760 - 779	$22,579,940	0.05
	780 - 799	$15,720,240	0.03
	800 and above	$39,482,314	0.08
Total		$240,993,087	0.49

Grand Total		$49,529,162,626	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology
Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2017	Page 21 of 21